SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Expected income tax (benefit) expense	$ (620,005)	$ (1,164,707)
Tax rate difference	82,486	193,782
Permanent differences	(119,844)	695,305
Tax effect of tax losses unrecognized	671,965	296,340
Income tax expense	$ 14,602	$ 20,720